INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Earnings (loss) before income tax	$ 1,665	$ (416)
Canadian statutory tax rate (percent)	23.30%	24.60%
Income tax at statutory rate	$ 388	$ (102)
Tax rate changes and foreign rate differential	(19)	(5)
Changes in estimate and other	21	(5)
Permanent items	12	12
Unrecognized tax attribute	21	0
Income tax expense (recovery) (Note 11)	$ 423	$ (100)